Subsequent Events (Details)	1 Months Ended
Mar. 21, 2018
Subsequent Events Textual
Business technology services agreement	Pursuant to the terms of the agreement, ProximaX agreed to pay the Company up to an aggregate of $10.0 million of cash in exchange for the Company’s services, with $5.0 million due upon the successful consummation of a future initial coin offering by ProximaX and up to an additional $5.0 million due upon the Company’s achievement of certain development milestones set forth in the agreement. In addition, ProximaX agreed to issue the Company a number of tokens equal to 2.4% of all outstanding tokens on the date of the planned initial coin offering and to reserve an additional 2% of such tokens to be issued as payment for future services provided by the Company, subject, in each case, to such initial coin offering generating aggregate gross proceeds of at least $30.0 million. If the planned initial coin offering does not raise at least $30.0 million or ProximaX fails to pay the Company the upfront cash payment of $5.0 million by June 1, 2018.